ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 60,568	$ 64,351
Inventory commitment reserve	1,797	1,465
Accrued royalties	22,960	22,450
Accrued payroll and related liabilities	11,087	12,662
Taxes payable (including sales taxes)	11,861	9,181
Product warranties	5,861	4,169
Marketing development funds	302	38
Other	10,410	13,900
Total	$ 124,846	$ 128,216